NON-CURRENT ASSETS HELD FOR SALE - Discontinued operation - Statement of cash flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Cash Flows for the discontinued operation
Income before income tax	$ 4,621,234	$ 3,107,791	$ 3,423,181
Net cash (used) provided operating activities	(2,013,798)	251,642	(1,893,878)
Net cash provided (used in) investing activities	895,588	(202,561)	331,148
Net cash provided (used) financing activities	37,780	(2,223)	1,352,734
Effect of foreign currency changes on cash and cash equivalents	(1,334,867)	2,123,593	(2,744,460)
(Decrease) increase in cash and cash equivalents	2,355,851	(1,599,002)	1,565,004
Cash and cash equivalents at beginning of year	16,998,859	18,597,861	17,032,857
Cash and cash equivalents at end of year	19,354,710	16,998,859	18,597,861
Discontinued operations [member]
Consolidated Statement of Cash Flows for the discontinued operation
Income before income tax	57,872	30,113	64,369
Net cash (used) provided operating activities	(1,260,819)	251,642	(1,893,878)
Net cash provided (used in) investing activities	895,588	(202,561)	331,148
Net cash provided (used) financing activities	37,780	(2,223)	1,352,734
Effect of foreign currency changes on cash and cash equivalents	(73,843)	99,854	(166,676)
(Decrease) increase in cash and cash equivalents	(401,294)	146,712	(376,672)
Cash and cash equivalents at beginning of year	753,175	606,463	983,135
Cash and cash equivalents at end of year	$ 351,881	$ 753,175	$ 606,463